CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2014		$ 73		$ 118,985	$ (1,177)	$ (6,726)	$ 32,427	$ 143,582
Balance, shares at Dec. 31, 2014		27,137,000						27,137,051
Issuance of shares in connection with employee share-based plans		$ 1		2,318				$ 2,319
Issuance of shares in connection with employee share-based plans, shares		288,000						287,928
Issuance of shares upon exercise of options	[1]
Issuance of shares upon exercise of options, shares		33,000
Stock based compensation				2,674				2,674
Share repurchase		$ (1)				(4,302)		(4,303)
Share repurchase, shares		(364,000)
Other comprehensive income					1,063			1,063
Net income for the year							15,725	15,725
Balance at Dec. 31, 2015		$ 73		123,977	(114)	(11,028)	48,152	$ 161,060
Balance, shares at Dec. 31, 2015		27,094,000						27,093,937
Issuance of shares in connection with employee share-based plans		$ 1		2,150				$ 2,151
Issuance of shares in connection with employee share-based plans, shares		268,000						268,022
Issuance of shares upon exercise of options	[1]
Issuance of shares upon exercise of options, shares		70,000
Stock based compensation				2,735				2,735
Share repurchase			[1]			(937)		(937)
Share repurchase, shares		(81,000)
Cumulative effect to stock based compensation from adoption of a new accounting standard (Note 2P)				131			(131)
Other comprehensive income					64			64
Net income for the year							9,644	9,644
Balance at Dec. 31, 2016		$ 74		128,993	(50)	(11,965)	57,665	$ 174,717
Balance, shares at Dec. 31, 2016		27,351,000						27,351,431
Issuance of shares in connection with employee share-based plans				2,619				$ 2,619
Issuance of shares in connection with employee share-based plans, shares		459,000						458,801
Issuance of shares upon exercise of options	[1]
Issuance of shares upon exercise of options, shares		89,000
Stock based compensation				2,779				$ 2,779
Other comprehensive income					162			162
Net income for the year							46,459	46,459
Balance at Dec. 31, 2017		$ 74		$ 134,391	$ 112	$ (11,965)	$ 104,124	$ 226,736
Balance, shares at Dec. 31, 2017		27,898,000						27,898,304

[1]	Less than $1